Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Returns on fixed deposits and equity securities	$ 10	$ 8	$ 8
Returns on short-term deposits	86	62	35
Fair value gains on debt and interest rate swaps		4
Net exchange gains			8
Discount unwind on other long-term assets	6	10	16
Interest on tax receivables	36	29
Total	138	113	67
Finance expense
Interest on debt and commercial paper	(673)	(612)	(565)
Interest on overdrafts, finance leases and other financing costs	(68)	(52)	(52)
Net interest on post-employment defined benefit plan net liabilities (Note 21)	(52)	(49)	(63)
Net exchange losses	(51)	(148)
Discount unwind on contingent consideration arising from business combinations (Note 19)	(416)	(402)	(497)
Discount unwind on other long-term liabilities	(154)	(245)	(190)
Fair value losses on debt and interest rate swaps	(2)		(17)
Interest on tax payables	(3)
Total	(1,419)	(1,508)	(1,384)
Net finance expense	$ (1,281)	$ (1,395)	$ (1,317)